Property and Equipment, Net	12 Months Ended
Aug. 31, 2020
Property and Equipment, Net
Property and Equipment, Net

8.   Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of August 31,
	2019	2020	2020
	RMB	RMB	US$
Furniture	60,071	57,051	8,332
Electronic equipment	184,265	225,749	32,969
Vehicles	3,828	3,889	568
Leasehold improvements	800,545	976,106	142,551
Buildings	44,776	44,776	6,539
	1,093,485	1,307,571	190,959
Less: accumulated depreciation	(539,076)	(741,074)	(108,227)

Construction in progress	13,578	14,751	2,155
Property and equipment, net	567,987	581,248	84,887

For the years ended August 31, 2018, 2019 and 2020, the Group recorded depreciation expenses of RMB112,294, RMB152,801 and RMB209,663 (US$30,619), respectively.

8.    Property and Equipment, Net (continued)

No impairment charges were recognized on the property and equipment for the years ended August 31, 2018, 2019 and 2020.